EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of exploration and evaluation assets summary [Table Text Block]
Total
Balance at January 1, 2020	$47,235,079
Land acquisitions/option payments	36,000
Claim staking	54,626
Legal expenses	4,365
Title review and environment	6,816
Reclamation adjustment*	9,425,220
Depreciation**	(7,424)
Total	56,754,682
Advance minimum royalty	54,950
Balance at December 31, 2020	56,809,632
Land acquisitions/option payments	45,000
Claim staking	3,000
Reclamation adjustment*	(424,038)
Depreciation**	(7,404)
Total	56,426,190
Advance minimum royalty	64,950
Balance at December 31, 2021	$56,491,140

*Reclamation adjustment is the change in present value of the reclamation liability, mainly due to changes to inflation rate and discount rate. Also see Note 15.

**A staff house building with a carrying value of $187,150 has been included in the DeLamar property. This building is being depreciated.

Disclosure of exploration and evaluation expenses summary [Table Text Block]
December 31, 2021	DeLamar deposit	Florida Mountain deposit	War Eagle deposit	Other deposits	Joint expenses	Total
Contract exploration drilling	$1,164,217	$5,089,592	$601,761	$1,071,786	$-	$7,927,356
Contract metallurgical drilling	424,819	-	-	-	-	424,819
Contract condemnation drilling	226,752	-	-	-	-	226,752
Exploration drilling - other drilling labour & related costs	762,001	2,628,087	445,944	598,134	-	4,434,166
Metallurgical drilling - other drilling labour & related costs	196,570	-	-	-	-	196,570
Condemnation drilling - other drilling labour & related costs	124,235	-	-	-	-	124,235
Other exploration expenses*	153,982	-	17,232	222,359	1,447,921	1,841,494
Other development expenses**	-	-	-	-	1,664,611	1,664,611
Land***	231,544	103,877	2,815	21,772	236,426	596,434
Permitting	-	-	-	-	4,357,412	4,357,412
Metallurgical test work	238,965	179,874	-	-	-	418,839
Technical reports and studies	-	-	-	-	1,640,468	1,640,468
Community engagement	-	-	-	-	219,238	219,238
Total	$3,523,085	$8,001,430	$1,067,752	$1,914,051	$9,566,076	$24,072,394

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

December 31, 2020	DeLamar deposit	Florida Mountain deposit	War Eagle deposit	Other deposits	Joint expenses	Total
Contract exploration drilling	$368,944	$2,310,366	$740,989	$-	$-	$3,420,299
Contract metallurgical drilling	737,431	-	-	-	-	737,431
Exploration drilling - other drilling labour & related costs	240,249	1,195,220	446,690	272,597	-	2,154,756
Metallurgical drilling - other
drilling labour & related costs	318,201	-	-	-	-	318,201
Other exploration expenses*	-	321,755	-	405,750	1,310,546	2,038,051
Other development expenses**	-	-	-	-	1,006,451	1,006,451
Land***	162,816	88,451	4,528	26,188	218,829	500,182
Permitting	-	-	-	-	1,619,696	1,619,696
Metallurgy test work	239,985	239,884	-	-	-	479,869
Technical reports and studies	-	-	-	-	327,020	327,020
Community engagement	-	-	-	-	172,261	172,261
Total	$2,066,996	$4,155,676	$1,192,207	$704,535	$4,654,803	$12,774,217

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants.

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses